Inventory (Schedule Of Inventory, Current And Noncurrent) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Current assets	$ 22,591	$ 22,921
Non-current assets	6,150	4,926
Inventory, Total	28,741	27,847
Amount of inventory in excess of requirements	$ 6,150